Segments - Geographic Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 1,458	$ 1,418	$ 1,380	$ 1,334	$ 1,414	$ 1,407	$ 1,390	$ 1,296	$ 5,590	$ 5,507	$ 5,103
Operating Income/ (Loss)	282	283	240	157	260	266	219	51	962	796	731
Long- lived Assets	12,467				12,325				12,467	12,325
United States [Member]
Revenues									2,820	2,677	2,557
Operating Income/ (Loss)									529	425	297
Long- lived Assets	9,540				9,531				9,540	9,531
North and South America, excluding the United States [Member]
Revenues									640	625	551
Operating Income/ (Loss)									170	184	157
Long- lived Assets	1,313				1,212				1,313	1,212
The Netherlands [Member]
Revenues									39	43	41
Operating Income/ (Loss)									2	(92)	(5)
Long- lived Assets	8				3				8	3
Other Europe, Middle East & Africa [Member]
Revenues									1,353	1,447	1,330
Operating Income/ (Loss)									178	184	191
Long- lived Assets	1,097				1,074				1,097	1,074
Asia Pacific [Member]
Revenues									738	715	624
Operating Income/ (Loss)									83	95	91
Long- lived Assets	$ 509				$ 505				$ 509	$ 505